UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	8/31/2007

Item 1:   Schedule of Investments

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 96.85%

COMMON STOCKS 60.95%

Chemicals 4.88%
Chemtura Corp.	2,183	$20,109,114
Eastman Chemical Co.	437	29,167,444
Monsanto Co.	386	26,898,718
Total		76,175,276

Commercial Banks 1.30%
Bank of America Corp.	351	17,773,476
Marshall & Ilsley Corp.	58	2,520,756
Total		20,294,232

Commercial Services & Supplies 2.40%
R.R. Donnelley & Sons Co.	814	29,150,316
Waste Management, Inc.	218	8,234,662
Total		37,384,978

Construction Materials 0.63%
KBR, Inc.*	301	9,895,809

Containers & Packaging 1.78%
Ball Corp.	531	27,792,828

Diversified Telecommunication Services 7.51%
AT&T, Inc.	1,121	44,690,283
Embarq Corp.	398	24,860,950
Verizon Communications, Inc.	327	13,682,196
Windstream Corp.	2,381	34,004,964
Total		117,238,393

Electric Utilities 4.18%
Ameren Corp.	684	34,713,208
Puget Energy, Inc.	1,309	30,536,637
Total		65,249,845

Electrical Equipment 1.20%
Hubbell, Inc. Class B	346	18,746,280

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

	Shares
Investments	(000)	Value
Energy Equipment & Services 3.60%
GlobalSantaFe Corp. (Cayman Islands)(b)	378	$26,661,843
Halliburton Co.	852	29,471,406
Total		56,133,249

Food & Staples Retailing 0.29%
Ingles Markets, Inc.	150	4,510,869

Food Products 4.97%
H.J. Heinz Co.	629	28,361,610
Kellogg Co.	277	15,193,638
Kraft Foods, Inc. Class A	1,062	34,063,750
Total		77,618,998

Gas Utilities 1.97%
NiSource, Inc.	1,632	30,749,084

Hotels, Restaurants & Leisure 0.98%
McDonald’s Corp.	311	15,331,525

Household Durables 3.28%
Newell Rubbermaid, Inc.	1,183	30,509,570
Snap-on, Inc.	423	20,728,336
Total		51,237,906

Insurance 5.44%
ACE Ltd. (Bermuda)(b)	466	26,921,936
PartnerRe Ltd. (Bermuda)(b)	279	20,257,006
Safeco Corp.	209	12,102,972
XL Capital Ltd. Class A (Bermuda)(b)	337	25,664,160
Total		84,946,074

Leisure Equipment & Products 0.42%
Tyco International Ltd. (Bermuda)(b)	147	6,509,184

Media 1.79%
Idearc Inc.	484	16,532,572
Interpublic Group of Cos., Inc. (The)*	1,038	11,362,968
Total		27,895,540

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

	Shares
Investments	(000)	Value
Multi-Line Retail 0.73%
Macy’s, Inc.	361	$11,452,696

Oil & Gas 3.43%
Chevron Corp.	368	32,269,352
EOG Resources, Inc.	317	21,332,912
Total		53,602,264

Paper & Forest Products 2.75%
Bowater, Inc.	1,296	21,829,692
MeadWestvaco Corp.	667	21,061,053
Total		42,890,745

Pharmaceuticals 3.44%
Bristol-Myers Squibb Co.	1,158	33,770,275
Mylan Laboratories, Inc.	1,317	19,888,210
Total		53,658,485

Semiconductor & Semiconductor Equipment 0.87%
Taiwan Semiconductor
Manufacturing Co., Ltd. ADR	1,371	13,602,076

Specialty Retail 1.57%
OfficeMax, Inc.	691	24,547,872

Trading Companies & Distributors 1.54%
Genuine Parts Co.	484	24,050,088
Total Common Stocks (cost $836,835,589)		951,514,296

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 4.21%

Aerospace & Defense 0.45%
DRS Technologies, Inc.+	2.00%	2/1/2026	$1,500	1,558,125
EDO Corp.	4.00%	11/15/2025	4,000	5,535,000
Total				7,093,125

Biotechnology 0.74%
Amgen, Inc.	0.125%	2/1/2011	3,000	2,677,500
CV Therapeutics, Inc.	3.25%	8/16/2013	5,000	4,137,500

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Biotechnology (continued)
Genzyme Corp.	1.25%	12/1/2023	$4,500	$4,764,375
Total				11,579,375

Commercial Services & Supplies 0.18%
CRA International, Inc.	2.875%	6/15/2034	2,000	2,817,500

Diversified Telecommunication Services 0.16%
Qwest Communications International, Inc.	3.50%	11/15/2025	1,500	2,441,250

Food Products 0.13%
Archer Daniels Midland Co.+	0.875%	2/15/2014	2,000	1,942,500

Healthcare Providers & Services 0.25%
Five Star Quality Care, Inc.	3.75%	10/15/2026	4,500	3,898,125

Insurance 0.22%
Conseco, Inc.
(Zero Coupon after 9/30/2010)**	3.50%	9/30/2035	3,850	3,397,625

Internet Software & Services 0.23%
Equinix, Inc.	2.50%	4/15/2012	3,500	3,583,125

Information Technology Services 0.32%
Electronic Data Systems Corp.	3.875%	7/15/2023	5,000	5,031,250

Machinery 0.36%
Roper Industries, Inc.	1.481%	1/15/2034	7,000	5,608,750

Media 0.24%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	4,000	3,800,000

Metals & Mining 0.18%
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	2,000	2,822,500

Oil & Gas 0.42%
Devon Energy Corp.	4.90%	8/15/2008	4,000	6,585,000

Pharmaceuticals 0.33%
MGI PHARMA, Inc.	1.682%	3/2/2024	3,500	2,471,875
Wyeth	4.886%#	1/15/2024	2,500	2,670,250
Total				5,142,125
Total Convertible Bonds (cost $61,037,976)				65,742,250

See Notes to Schedule of Investments.	4

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

	Interest	Shares
Investments	Rate	(000)	Value
CONVERTIBLE PREFERRED STOCKS 1.97%

Electric Utilities 0.38%
CMS Energy Corp.	4.50%	70	$6,011,250

Energy Equipment & Services 0.70%
El Paso Corp.	4.99%	8	10,919,000

Insurance 0.63%
Fortis Insurance N.V. (Netherlands)+(b)	7.75%	283	3,690,603
XL Capital Ltd., (Cayman Islands)(b)	7.00%	230	6,175,500
Total			9,866,103

Pharmaceuticals 0.26%
Schering-Plough Corp.	6.00%	15	3,984,000
Total Convertible Preferred Stocks (cost $25,355,566)			30,780,353

			U.S. $
			Value
FOREIGN COMMON STOCKS 6.62%

Australia 1.32%
Coca-Cola Amatil Ltd.(a)		2,638	$20,568,210

Canada 0.46%
CI Financial Income Fund Unit(a)		298	7,176,269

Germany 0.55%
Henkel KGaA(a)		184	8,595,935

Greece 0.90%
National Bank of Greece S.A.(a)		236	14,019,984

United Kingdom 3.39%
Cadbury Schweppes plc(a)		1,651	19,545,359
Kesa Electricals plc(a)		2,696	16,880,403
Royal Bank of Scotland Group plc (The)(a)		1,422	16,522,047
Total			52,947,809
Total Foreign Common Stocks (cost $89,907,195)			103,308,207

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

			Shares	U.S. $
Investments			(000)	Value
FOREIGN PREFERRED STOCK 0.24%

Brazil
Companhia Energetica Minas Gerais(a)
(cost $3,602,709)			195	$3,762,660

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
GOVERNMENT SPONSORED
ENTERPRISES BOND 0.64%
Federal Home Loan Mortgage Corp.
(cost $10,050,918)	5.75%	4/15/2008	$10,000	$10,032,430

GOVERNMENT SPONSORED
ENTERPRISES PASS-THROUGHS 3.67%
Federal National Mortgage Assoc.	6.00%	11/1/2034-4/1/2036	24,719	24,736,145
Federal National Mortgage Assoc.	6.50%	4/1/2035-12/1/2036	32,031	32,567,573
Total Government Sponsored Enterprises Pass-Throughs (cost $57,737,323)				57,303,718

HIGH YIELD CORPORATE BONDS 16.22%

Aerospace & Defense 0.44%
Hawker Beechcraft Corp.+	9.75%	4/1/2017	3,500	3,473,750
United Surgical Partners, Inc. PIK	9.25%	5/1/2017	3,500	3,342,500
Total				6,816,250

Auto Components 0.28%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,500	3,045,000
Stanadyne Corp.	10.00%	8/15/2014	1,375	1,375,000
Total				4,420,000

Automobiles 0.27%
Hertz Corp. (The)	8.875%	1/1/2014	4,000	4,160,000

Chemicals 0.74%
Equistar Chemicals, LP	7.55%	2/15/2026	3,000	2,625,000
Ineos Group Holdings plc (United Kingdom)+(b)	8.50%	2/15/2016	6,500	6,012,500

See Notes to Schedule of Investments.	6

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Chemicals (continued)
Lyondell Chemical Co.	8.25%	9/15/2016	$2,575	$2,896,875
Total				11,534,375

Commercial Services & Supplies 0.43%
Aleris International, Inc.	10.00%	12/15/2016	2,500	2,343,750
Aramark Services, Inc.	8.50%	2/1/2015	2,775	2,778,469
FTI Consulting, Inc.	7.75%	10/1/2016	1,500	1,503,750
Total				6,625,969

Consumer Finance 0.18%
Ford Motor Credit Corp.	7.375%	10/28/2009	2,000	1,893,442
GMAC LLC	7.25%	3/2/2011	1,000	919,385
Total				2,812,827

Containers & Packaging 0.61%
Berry Plastics Group, Inc.	8.875%	9/15/2014	5,000	5,012,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	5,000	4,575,000
Total				9,587,500

Diversified Consumer Services 0.19%
Allied Waste North America, Inc.	7.25%	3/15/2015	3,000	3,015,000

Diversified Financials 1.13%
Ashtead Capital, Inc.+	9.00%	8/15/2016	3,175	3,159,125
Ford Capital B.V. (Netherlands)(b)	9.50%	6/1/2010	5,000	4,875,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	3,000	2,947,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	3,500	3,552,500
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,000	3,120,000
Total				17,654,125

Diversified Telecommunication Services 1.94%
Cincinnati Bell, Inc.	7.00%	2/15/2015	10,000	9,650,000
Hughes Network Systems LLC/
Hughes Network Systems Finance Co.	9.50%	4/15/2014	3,500	3,482,500
Intelsat Bermuda Ltd. (Bermuda)(b)	6.50%	11/1/2013	1,500	1,121,250
Intelsat Bermuda Ltd. (Bermuda)(b)	9.25%	6/15/2016	2,325	2,406,375
Qwest Capital Funding, Inc.	7.90%	8/15/2010	6,000	6,060,000
Syniverse Technologies Inc.	7.75%	8/15/2013	5,000	4,650,000
Windstream Corp.	7.00%	3/15/2019	3,000	2,842,500
Total				30,212,625

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric Utilities 1.07%
Dynegy Holdings, Inc.	8.375%	5/1/2016	$8,000	$7,900,000
Edison Mission Energy+	7.00%	5/15/2017	2,000	1,900,000
Edison Mission Energy	7.75%	6/15/2016	4,500	4,556,250
Reliant Energy, Inc.	7.875%	6/15/2017	2375	2,333,438
Total				16,689,688

Electrical Equipment 0.77%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	2,500	2,193,750
Baldor Electric Co.	8.625%	2/15/2017	4,500	4,668,750
NXP B.V./NXP Funding LLC (Netherlands)(b)	9.50%	10/15/2015	5,925	5,139,937
Total				12,002,437

Energy Equipment & Services 0.23%
El Paso Corp.	7.00%	6/15/2017	1,325	1,327,449
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,312,500
Total				3,639,949

Food & Staples Retailing 0.24%
Rite Aid Corp.+	9.375%	12/15/2015	4,000	3,660,000

Food Products 0.13%
Landry’s Restaurants, Inc.	7.50%	12/15/2014	2,075	2,087,969

Healthcare Providers & Services 0.48%
Community Health Systems+	8.875%	7/15/2015	2,000	2,007,500
HCA, Inc.	6.25%	2/15/2013	2,775	2,386,500
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,027,500
Total				7,421,500

Hotels, Restaurants & Leisure 0.26%
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	1,751,000
Station Casinos, Inc.	6.50%	2/1/2014	2,775	2,365,687
Total				4,116,687

Industrial Conglomerates 0.39%
Ball Corp.	6.625%	3/15/2018	2,500	2,400,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	4,000	3,750,000
Total				6,150,000

See Notes to Schedule of Investments.	8

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Information Technology Services 0.23%
SunGard Data Systems, Inc.	9.125%	8/15/2013	$3,500	$3,631,250

Leisure Equipment & Products 0.06%
Turning Stone Resort Casino+	9.125%	9/15/2014	875	888,125

Media 2.35%
Affinion Group, Inc.	11.50%	10/15/2015	3,000	3,015,000
Barrington Broadcasting Group+	10.50%	8/15/2014	5,000	5,050,000
CCH I Holdings LLC	11.75%	5/15/2014	3,500	3,132,500
CCH I LLC	11.00%	10/1/2015	3,000	2,955,000
Gaylord Entertainment Co.	8.00%	11/15/2013	2,875	2,846,250
Idearc Inc.	8.00%	11/15/2016	5,500	5,458,750
Mediacom Broadband LLC Corp.	8.50%	10/15/2015	4,175	4,154,125
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,261,250
R.H. Donnelley Corp.	8.875%	1/15/2016	3,000	3,090,000
Univision Communications, Inc. PIK+	9.75%	3/15/2015	5,000	4,787,500
Total				36,750,375

Metals & Mining 0.70%
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	5,000	5,337,500
Noranda Aluminum, Inc. PIK+	9.36%#	5/15/2015	4,000	3,780,000
Novelis, Inc. (Canada)(b)	7.25%	2/15/2015	1,775	1,730,625
Total				10,848,125

Multi-Utilities & Unregulated Power 0.31%
Mirant Americas Generation LLC	9.125%	5/1/2031	5,000	4,862,500

Oil & Gas 0.96%
Chesapeake Energy Corp.	7.625%	7/15/2013	3,500	3,596,250
Forest Oil Corp.+	7.25%	6/15/2019	2,000	1,935,000
Verasun Energy Corp.+	9.375%	6/1/2017	5,000	4,662,500
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,500	4,848,750
Total				15,042,500

Paper & Forest Products 0.74%
Abitibi-Consolidated, Inc. (Canada)(b)	8.55%	8/1/2010	4,500	4,050,000
Bowater, Inc.	6.50%	6/15/2013	3,500	2,730,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,300	1,306,500
Graphic Packaging International Corp.	9.50%	8/15/2013	3,400	3,451,000
Total				11,537,500

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Pharmaceuticals 0.21%
Warner Chilcott Corp.	8.75%	2/1/2015	$3,250	$3,258,125

Semiconductors & Semiconductor Equipment 0.33%
Freescale Semiconductor, Inc.	8.875%	12/15/2014	5,500	5,101,250

Specialty Retail 0.12%
Brookstone Co., Inc.	12.00%	10/15/2012	2,000	1,935,000

Steel Producers/Products 0.04%
Algoma Acquisition Corp. (Canada)+(b)	9.875%	6/15/2015	675	634,500

Textiles & Apparel 0.19%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	2,925,000

Wireless Telecommunication Services 0.20%
Dobson Communications Corp.	8.875%	10/1/2013	3,000	3,187,500
Total High Yield Corporate Bonds (cost $258,886,368)				253,208,651

U.S. TREASURY OBLIGATIONS 2.33%
U.S. Treasury Note	5.00%	2/15/2011	10,000	10,276,570
U.S. Treasury Note	5.75%	8/15/2010	25,000	26,085,950
Total U.S. Treasury Obligations (cost $35,859,808)				36,362,520
Total Long-Term Investments (cost $1,379,273,452)				1,512,015,085

SHORT-TERM INVESTMENT 2.81%
Repurchase Agreement

Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $44,650,000 of Federal Home Loan Mortgage Corp. at 5.25% due 4/10/2019; value: $44,817,438; proceeds: $43,961,206

(cost $43,938,358)			43,938	43,938,358
Total Investments in Securities 99.66% (cost $1,423,211,810)				1,555,953,443
Other Assets in Excess of Liabilities 0.34%				5,278,682
Net Assets 100.00%				$1,561,232,125

ADR American Depositary Receipt.
PIK Payment-in-kind.
Unit More than one class of securities traded together.
* Non-income producing security.
** Deferred interest debenture pays the stated rate, after which they pay a predetermined interest rate.

        +   Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

# Variable rate security. The interest rate represents the rate at August 31, 2007.
(a) Investments in non-U.S. dollar denominated securities.
(b) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	10

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 94.63%

Advertising Agency 0.99%
National CineMedia, Inc.	323,100	$7,958

Aerospace 2.93%
Alliant Techsystems Inc.*	81,700	8,604
Rockwell Collins, Inc.	217,800	15,000
Total		23,604

Agriculture, Fishing & Ranching 2.92%
Monsanto Co.	337,000	23,502

Banks 1.19%
Northern Trust Corp.	156,400	9,612

Biotechnology Research & Production 3.06%
Alexion Pharmaceuticals, Inc.*	170,870	10,333
Celgene Corp.*	222,200	14,267
Total		24,600

Casinos & Gambling 3.35%
MGM Mirage*	91,800	7,708
Scientific Games Corp. Class A*	229,000	7,990
WMS Industries, Inc.*	382,400	11,258
Total		26,956

Chemicals 1.19%
Airgas, Inc.	208,000	9,614

Commercial Information Services 0.85%
Arbitron Inc.	138,000	6,877

Communications Technology 4.49%
Atheros Communications, Inc.*	225,500	6,745
Ciena Corp.*	254,325	9,634
Harris Corp.	109,100	6,636
Juniper Networks, Inc.*	399,000	13,135
Total		36,150

Computer Services, Software & Systems 4.16%
Citrix Systems, Inc.*	167,900	6,103
Cognizant Technology Solutions Corp. Class A*	107,300	7,888
Equinix, Inc.*	120,600	10,674
F5 Networks Inc.*	98,000	3,427
NAVTEQ Corp.*	73,200	4,612
VMware Inc. Class A*	11,300	778
Total		33,482

Computer Technology 1.18%
NVIDIA Corp.*	186,500	9,541

Consumer Electronics 2.46%
Activision, Inc.*	323,600	6,307
Electronic Arts Inc.*	119,100	6,305
SINA Corp. (China)*(a)	172,665	7,197
Total		19,809

Drug & Grocery Store Chains 0.79%
Safeway, Inc.	199,700	6,336

Drugs & Pharmaceuticals 4.69%
BioMarin Pharmaceutical Inc.*	343,106	7,370
Endo Pharmaceuticals Holdings Inc.*	177,700	5,665
Medicis Pharmaceutical Corp.	176,800	5,400
Shire plc ADR	245,200	19,307
Total		37,742

Education Services 1.60%
ITT Educational Services, Inc.*	68,800	7,554
Strayer Education, Inc.	33,191	5,297
Total		12,851

Electrical Equipment & Components 1.09%
AMETEK, Inc.	219,500	8,778

Electronics: Medical Systems 2.55%
Hologic, Inc.*	154,500	8,212
Illumina, Inc.*	254,300	12,280
Total		20,492

Electronics: Semi-Conductors/Components 4.87%
Analog Devices, Inc.	232,900	8,589
Maxim Integrated Products, Inc.	198,100	5,945
MEMC Electronic Materials, Inc.*	105,400	6,474

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2007

		Value
Investments	Shares	(000)
Electronics: Semi-Conductors/Components (continued)
National Semiconductor Corp.	321,300	$8,457
Silicon Laboratories Inc.*	204,600	7,554
SunPower Corp. Class A*	32,000	2,186
Total		39,205

Engineering & Contracting Services 0.83%
Jacobs Engineering Group Inc.*	100,600	6,649

Entertainment 1.28%
DreamWorks Animation SKG, Inc. Class A*	335,100	10,338

Financial Data Processing Services & Systems 0.91%
Fiserv, Inc.*	158,100	7,355

Healthcare Facilities 2.66%
DaVita, Inc.*	118,000	6,787
ICON plc ADR*	209,181	9,556
Quest Diagnostics Inc.	92,600	5,070
Total		21,413

Hotel/Motel 0.96%
Starwood Hotels & Resorts Worldwide, Inc.	126,200	7,713

Identification Control & Filter Devices 1.11%
Roper Industries, Inc.	141,600	8,962

Investment Management Companies 1.25%
T. Rowe Price Group, Inc.	196,700	10,095

Jewelry, Watches & Gemstones 1.25%
Tiffany & Co.	196,200	10,071

Leisure Time 1.59%
Life Time Fitness Inc.*	230,500	12,809

Machinery: Oil Well Equipment & Services 4.39%
Cameron International Corp.*	176,600	14,440
Grant Prideco, Inc.*	117,300	6,487
Smith International Inc.	215,100	14,414
Total		35,341

Medical & Dental Instruments & Supplies 6.14%
Beckman Coulter, Inc.	116,600	8,389
DENTSPLY International Inc.	189,400	7,459
Gen-Probe Inc.*	121,200	7,759
St. Jude Medical, Inc.*	291,100	12,683
Thermo Fisher Scientific Inc.*	243,000	13,178
Total		49,468

Medical Services 0.83%
Covance Inc.*	90,700	6,650

Metal Fabricating 1.78%
Precision Castparts Corp.	109,800	14,308

Miscellaneous: Producer Durables 1.01%
BE Aerospace, Inc.*	208,000	8,106

Multi-Sector Companies 1.10%
Textron, Inc.	152,200	8,879

Oil: Crude Producers 4.36%
Cabot Oil & Gas Corp.	380,700	12,693
Range Resources Corp.	426,300	15,479
Southwestern Energy Co.*	186,800	6,947
Total		35,119

Radio & TV Broadcasters 1.88%
Rogers Communications, Inc. Class B (Canada)(a)	333,600	15,105

Retail 4.31%
Amazon.com, Inc.*	96,600	7,719
GameStop Corp. Class A*	235,500	11,808
Nordstrom, Inc.	137,700	6,623
O’Reilly Automotive, Inc.*	240,367	8,543
Total		34,693

Securities Brokerage & Services 0.81%
IntercontinentalExchange, Inc.*	44,800	6,535

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2007

		Value
Investments	Shares	(000)
Services: Commercial 3.32%
Corrections Corp. of America*	377,200	$9,679
Ctrip.com International Ltd. ADR	133,531	5,674
FTI Consulting, Inc.*	217,300	11,412
Total		26,765

Soaps & Household Chemicals 1.02%
Church & Dwight Co., Inc.	182,000	8,177

Steel 1.00%
Carpenter Technology Corp.	68,900	8,050

Telecommunications Equipment 1.48%
American Tower Corp. Class A*	301,700	11,953

Textiles Apparel Manufacturers 1.42%
Coach, Inc.*	143,400	6,386
Under Armour, Inc. Class A*	77,300	5,025
Total		11,411

Transportation: Miscellaneous 0.84%
Expeditors International of
Washington Inc.	153,400	6,776

Utilities: Telecommunications 2.74%
MetroPCS Communications Inc.*	82,600	2,254
NII Holdings, Inc.*	188,300	14,910
Time Warner Telecommunications, Inc. Class A*	222,300	4,879
Total		22,043

Total Common Stocks
(cost $639,282,191)		761,893

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 5.53%

Repurchase Agreement

Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $110,000 of Federal Farm Credit Bank at 5.25% due 9/13/2010, $38,175,000 of Federal Home Loan Bank at 4.875% and 5.25% due 5/7/2010 and 5/14/2010, $3,340,000 of Federal Home Loan Mortgage Corp. at 5.125% due 8/23/2010, $3,000,000 of Federal National Mortgage Assoc. at 4.125% due 5/15/2010; value: $45,434,949; proceeds: $44,563,017

(cost $44,539,856)	$44,540	$44,540

Total Investments in Securities 100.16%
(cost $683,822,047)		806,433
Liabilities in Excess of Other Assets (0.16%)		(1,282)
Net Assets 100.00%		$805,151

ADR American Depositary Receipt.
* Non-income producing security.
(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND August 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 97.46%

Aerospace 4.00%
Boeing Co. (The)	144,900	$14,012
Lockheed Martin Corp.	55,990	5,551
Raytheon Co.	172,200	10,563
United Technologies Corp.	195,100	14,560
Total		44,686

Agriculture, Fishing & Ranching 2.59%
Monsanto Co.	415,362	28,967

Banks 6.17%
Bank of America Corp.	353,948	17,938
JPMorgan Chase & Co.	258,628	11,514
Marshall & Ilsley Corp. (The)	72,600	3,173
PNC Financial Services Group, Inc. (The)	111,900	7,875
SunTrust Banks, Inc.	58,100	4,575
U.S. Bancorp	187,100	6,053
Wachovia Corp.	139,100	6,813
Wells Fargo & Co.	302,000	11,035
Total		68,976

Beverage: Brewers 0.35%
Anheuser-Busch Companies, Inc.	80,200	3,962

Beverage: Soft Drinks 2.06%
Coca-Cola Co. (The)	295,600	15,897
PepsiCo, Inc.	104,800	7,130
Total		23,027

Biotechnology Research & Production 3.53%
Amgen Inc.*	104,600	5,241
Baxter International, Inc.	154,687	8,471
Celgene Corp.*	177,800	11,416
Genzyme Corp.*	129,700	8,095
ImClone Systems, Inc.*	181,378	6,178
Total		39,401

Chemicals 0.93%
Praxair, Inc.	137,800	10,426

Communications & Media 0.31%
Time Warner, Inc.	182,800	3,470

Communications Technology 4.73%
Cisco Systems, Inc.*	602,200	19,222
Corning, Inc.	716,600	16,747
QUALCOMM Inc.	422,200	16,842
Total		52,811

Computer Services, Software & Systems 2.99%
Adobe Systems Inc.*	47,600	2,035
Microsoft Corp.	525,100	15,086
Oracle Corp.*	801,700	16,259
Total		33,380

Computer Technology 3.35%
Hewlett-Packard Co.	379,413	18,724
International Business Machines Corp.	125,700	14,668
NVIDIA Corp.*	78,100	3,996
Total		37,388

Consumer Electronics 3.18%
Activision, Inc.*	883,952	17,228
Electronic Arts, Inc.*	245,300	12,986
Yahoo! Inc.*	235,500	5,353
Total		35,567

Copper 0.15%
Freeport-McMoRan Copper & Gold, Inc.	19,765	1,728

Diversified Financial Services 5.45%
American Express Co.	57,000	3,341
Bank of New York Mellon Corp. (The)	389,718	15,756
Citigroup, Inc.	371,000	17,393
Discover Financial Services*	82,750	1,915
Merrill Lynch & Co., Inc.	93,200	6,869
MetLife, Inc.	82,500	5,284
Morgan Stanley	165,500	10,322
Total		60,880

Drug & Grocery Store Chains 0.61%
Kroger Co. (The)	169,200	4,497
Walgreen Co.	51,100	2,303
Total		6,800

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND August 31, 2007

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 7.10%
Abbott Laboratories	435,700	$22,617
Amylin Pharmaceuticals, Inc.*	66,900	3,280
Bristol-Myers Squibb Co.	203,500	5,932
Gilead Sciences, Inc.*	431,624	15,698
Johnson & Johnson	136,100	8,410
Merck & Co., Inc.	254,700	12,779
Pfizer Inc.	275,600	6,846
Schering-Plough Corp.	53,600	1,609
Wyeth	46,700	2,162
Total		79,333

Electrical Equipment & Components 1.06%
Emerson Electric Co.	241,134	11,871

Electronics: Medical Systems 1.29%
Medtronic, Inc.	272,800	14,415

Electronics: Semi-Conductors/Components 2.72%
Advanced Micro Devices, Inc.*	163,400	2,124
Intel Corp.	752,300	19,372
Texas Instruments, Inc.	260,400	8,916
Total		30,412

Electronics: Technology 0.99%
General Dynamics Corp.	140,454	11,034

Energy: Miscellaneous 0.38%
Valero Energy Corp.	62,800	4,302

Entertainment 0.56%
Walt Disney Co. (The)	186,337	6,261

Financial: Miscellaneous 1.18%
Fannie Mae	142,900	9,376
Freddie Mac	61,000	3,758
Total		13,134

Foods 2.68%
Campbell Soup Co.	221,895	8,376
Kellogg Co.	141,500	7,773
Kraft Foods, Inc. Class A	429,100	13,757
Total		29,906

Gold 1.48%
Barrick Gold Corp. (Canada)(a)	357,500	11,626
Newmont Mining Corp.	116,500	4,923
Total		16,549

Health & Personal Care 3.38%
CVS Caremark Corp.	459,848	17,392
Express Scripts, Inc.*	235,000	12,866
Medco Health Solutions, Inc.*	84,451	7,216
WebMD Health Corp. Class A*	4,600	251
Total		37,725

Healthcare Facilities 0.52%
Quest Diagnostics, Inc.	106,456	5,829

Identification Control & Filter Devices 0.68%
Agilent Technologies, Inc.*	208,800	7,600

Insurance: Multi-Line 2.14%
American International Group, Inc.	200,392	13,226
Hartford Financial Services Group, Inc. (The)	120,000	10,669
Total		23,895

Insurance: Property-Casualty 0.34%
XL Capital Ltd. Class A (Bermuda)(a)	50,400	3,841

Jewelry, Watches & Gemstones 0.28%
Tiffany & Co.	61,800	3,172

Machinery: Construction & Handling 0.30%
Caterpillar Inc.	43,600	3,304

Machinery: Oil Well Equipment & Services 2.09%
Baker Hughes, Inc.	77,543	6,503
Schlumberger Ltd. (Netherlands Antilles)(a)	174,600	16,849
Total		23,352

Medical & Dental Instruments & Supplies 0.85%
St. Jude Medical, Inc.*	219,300	9,555

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND August 31, 2007

		Value
Investments	Shares	(000)
Miscellaneous: Consumer Staples 0.52%
Diageo plc ADR	67,681	$5,781

Multi-Sector Companies 2.72%
General Electric Co.	621,300	24,150
Honeywell International, Inc.	111,400	6,255
Total		30,405

Oil: Crude Producers 0.16%
XTO Energy, Inc.	32,600	1,772

Oil: Integrated Domestic 0.47%
ConocoPhillips	64,200	5,257

Oil: Integrated International 3.49%
Chevron Corp.	150,500	13,208
ExxonMobil Corp.	300,515	25,763
Total		38,971

Retail 5.67%
Best Buy Co., Inc.	163,700	7,195
GameStop Corp. Class A*	361,500	18,126
Home Depot, Inc. (The)	12,500	479
Kohl’s Corp.*	155,100	9,197
Macy’s, Inc.	143,700	4,558
Target Corp.	196,800	12,975
Wal-Mart Stores, Inc.	249,700	10,894
Total		63,424

Soaps & Household Chemicals 3.81%
Colgate-Palmolive Co.	175,100	11,612
Procter & Gamble Co. (The)	474,932	31,018
Total		42,630

Telecommunications Equipment 0.65%
Nokia Corp. ADR	221,300	7,276

Textiles Apparel Manufacturers 1.59%
Coach, Inc.*	297,644	13,254
Polo Ralph Lauren Corp.	60,500	4,570
Total		17,824

Transportation: Miscellaneous 0.68%
United Parcel Service, Inc. Class B	99,900	7,578

Utilities: Cable TV & Radio 0.99%
Comcast Corp. Class A*	429,260	11,101

Utilities: Electrical 3.19%
Dominion Resources, Inc.	122,600	10,443
FPL Group, Inc.	140,632	8,275
PG&E Corp.	240,217	10,689
Progress Energy, Inc.	136,700	6,272
Total		35,679

Utilities: Telecommunications 3.10%
AT&T Inc.	722,002	28,786
Sprint Nextel Corp.	94,890	1,795
Verizon Communications, Inc.	97,600	4,088
Total		34,669

Total Common Stocks
(cost $925,168,552)		1,089,326

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 1.52%

Repurchase Agreement

Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $16,970,000 of Federal Home Loan Bank at 5.25% due 5/7/2010; value: $17,309,400; proceeds: $16,976,361

(cost $16,967,538)	$16,968	16,968

Total Investments in Securities 98.98%
(cost $942,136,090)		1,106,294
Other Assets in Excess of Liabilities 1.02%		11,396
Net Assets 100.00%		$1,117,690

ADR American Depositary Receipt.
* Non-income producing security.
(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 94.43%

Aerospace 4.05%
Curtiss-Wright Corp.(b)	2,597,745	$118,457
Moog Inc. Class A*	876,762	37,324
Teledyne Technologies, Inc.*	332,400	16,590
Total		172,371

Air Transportation 2.37%
AAR Corp.*	1,294,992	40,663
Bristow Group, Inc.*(b)	1,390,060	60,259
Total		100,922

Aluminum 0.33%
Kaiser Aluminum Corp.	205,812	13,979

Auto Parts: After Market 0.09%
Commercial Vehicle Group, Inc.*	265,900	3,781

Auto Parts: Original Equipment 0.51%
ArvinMeritor, Inc.	1,233,700	21,528

Banks 3.68%
Alabama National BanCorp.	627,488	33,106
Cullen/Frost Bankers, Inc.	1,000,800	51,621
First Midwest Bancorp, Inc.	934,100	32,030
Provident Bankshares Corp.	496,800	15,351
Signature Bank*	491,800	16,997
West Coast Bancorp	276,800	7,590
Total		156,695

Biotechnology Research & Production 0.84%
Kensey Nash Corp.*	345,095	8,224
Martek Biosciences Corp.*	1,013,194	27,376
Total		35,600

Building: Heating & Plumbing 0.20%
Interline Brands, Inc.*	360,000	8,726

Building: Materials 0.96%
NCI Building Systems, Inc.*	886,229	41,112

Building: Miscellaneous 0.36%
Comfort Systems USA, Inc.	1,057,348	15,384

Chemicals 2.36%
A. Schulman, Inc.	307,331	6,620
Arch Chemicals, Inc.	480,209	20,802
Cabot Microelectronics Corp.*	915,404	38,191
Hercules Inc.*	1,675,200	34,878
Total		100,491

Communications Technology 4.26%
Anaren, Inc.*(b)	1,894,146	26,689
Anixter International, Inc.*	1,762,905	135,338
Comtech Telecommunications Corp.*	455,809	19,399
Total		181,426

Computer Services, Software & Systems 2.10%
American Reprographics Co.*	885,000	21,621
Macrovision Corp.*	2,320,078	55,055
Mercury Computer Systems, Inc.*	65,774	753
Solera Holdings Inc.*	664,900	12,154
Total		89,583

Computer Technology 1.54%
Intermec Inc.*	2,673,425	65,633

Consumer Products 0.47%
RC2 Corp.*	650,000	19,851

Containers & Packaging: Metal & Glass 0.76%
AptarGroup, Inc.	896,000	32,552

Diversified Manufacturing 7.97%
Barnes Group Inc.	1,285,000	40,426
Brady Corp.	1,505,529	58,610
CLARCOR, Inc.	469,956	18,197
Hexcel Corp.*(b)	4,951,729	107,898
Koppers Holdings, Inc.	1,023,950	37,610
Olin Corp.	3,582,383	76,806
Total		339,547

Drug & Grocery Store Chains 0.60%
Casey’s General Stores, Inc.	245,903	6,974
Susser Holdings Corp.*(b)	1,119,378	18,772
Total		25,746

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2007

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 2.25%
BioMarin Pharmaceutical Inc.*	125,700	$2,700
K-V Pharmaceutical Co. Class A*	738,657	20,187
Medicis Pharmaceutical Corp.	925,000	28,249
Onyx Pharmaceuticals, Inc.*	535,000	21,197
Salix Pharmaceuticals, Ltd.*	2,060,300	23,735
Total		96,068

Electrical & Electronics 1.25%
Plexus Corp.*	2,238,000	53,197

Electrical Equipment & Components 2.14%
AMETEK, Inc.	590,050	23,596
Baldor Electric Co.	930,000	38,725
CTS Corp.	863,000	11,211
Genlyte Group, Inc. (The)*	244,769	17,763
Total		91,295

Electronics 0.89%
FLIR Systems, Inc.*	641,200	31,573
Methode Electronics, Inc.	450,910	6,511
Total		38,084

Electronics: Instruments, Gauges & Meters 0.00%
Keithley Instruments, Inc.	5,172	52

Electronics: Medical Systems 0.41%
Greatbatch, Inc.*	585,000	17,550

Electronics: Semi-Conductors/Components 3.20%
ANADIGICS, Inc.*(b)	3,416,520	56,236
Micrel, Inc.	1,819,900	19,928
Microsemi Corp.*	2,375,014	60,230
Total		136,394

Electronics: Technology 1.71%
Coherent, Inc.*	635,075	19,109
EDO Corp.	117,400	5,053
ScanSource, Inc.*(b)	1,763,499	48,849
Total		73,011

Engineering & Contracting Services 1.49%
URS Corp.*	1,190,000	63,594

Financial Data Processing Services & Systems 0.36%
Jack Henry & Assoc., Inc.	585,017	15,351

Financial: Miscellaneous 1.77%
Financial Federal Corp.(b)	2,475,091	75,515

Forest Products 0.40%
Universal Forest Products, Inc.	452,474	16,873

Identification Control & Filter Devices 1.02%
IDEX Corp.	605,475	23,293
Mine Safety Appliance Co.	417,057	19,985
Total		43,278

Insurance: Multi-Line 0.53%
Max Capital Group Ltd. (Bermuda)(a)	830,000	22,792

Insurance: Property-Casualty 1.67%
IPC Holdings Ltd. (Bermuda)(a)	602,128	15,306
Navigators Group, Inc. (The)*	510,035	27,644
RLI Corp.	343,725	20,675
Selective Insurance Group, Inc.	350,376	7,393
Total		71,018

Jewelry, Watches & Gemstones 0.24%
Fossil, Inc.*	309,882	10,384

Machinery: Industrial/Specialty 0.57%
Nordson Corp.	400,058	20,087
Woodward Governor Co.	73,429	4,312
Total		24,399

Machinery: Oil Well Equipment & Services 4.71%
CARBO Ceramics Inc.	1,118,598	52,350
Exterran Holdings Inc.*	1,044,881	80,978
NATCO Group Inc. Class A*	108,022	5,395
Oil States International, Inc.*	964,500	40,702

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2007

		Value
Investments	Shares	(000)
Machinery: Oil Well Equipment & Services (continued)
Superior Energy Services, Inc.*	543,998	$21,118
Total		200,543

Machinery: Specialty 0.23%
Flow International Corp.*	1,220,000	10,016

Medical & Dental Instruments & Supplies 1.13%
Abaxis, Inc.*(b)	1,155,481	22,462
Cantel Medical Corp.*	34,600	533
SonoSite, Inc.*(b)	860,000	25,078
Total		48,073

Metal Fabricating 4.34%
Kaydon Corp.	693,200	36,601
Quanex Corp.(b)	2,923,522	126,618
Shaw Group Inc. (The)*	430,900	21,566
Total		184,785

Metals & Minerals Miscellaneous 0.55%
AMCOL International, Corp.	727,098	23,420

Miscellaneous: Materials & Processing 1.74%
Rogers Corp.*(b)	1,801,435	74,201

Multi-Sector Companies 2.39%
Carlisle Cos., Inc.	1,785,070	87,879
Kaman Corp.	418,116	13,760
Total		101,639

Oil: Crude Producers 1.53%
Forest Oil Corp.*	670,000	25,895
Petrohawk Energy Corp*	2,594,900	39,287
Total		65,182

Paper 0.21%
Albany International Corp. Class A	230,295	8,968

Production Technology Equipment 0.65%
ATMI, Inc.*	918,289	27,696

Publishing: Miscellaneous 0.10%
Courier Corp.	118,221	4,249

Railroads 0.51%
Genesee & Wyoming, Inc. Class A*	800,075	21,906

Real Estate Investment Trusts 0.81%
BioMed Realty Trust, Inc.	1,003,400	24,463
DiamondRock Hospitality Co.	559,400	10,041
Total		34,504

Rental & Leasing Services: Commercial 2.14%
GATX Financial Corp.	1,096,700	47,816
Williams Scotsman International, Inc.*	1,592,184	43,483
Total		91,299

Restaurants 2.54%
Benihana, Inc.*	163,100	3,040
Benihana, Inc. Class A*	326,201	6,048
Cheesecake Factory, Inc. (The)*	598,388	14,918
RARE Hospitality International, Inc.*	1,090,088	41,173
Ruby Tuesday, Inc.	1,944,400	43,068
Total		108,247

Retail 1.48%
Gaiam, Inc. Class A*	730,232	15,109
Rush Enterprises, Inc. Class A*	525,931	13,338
Sonic Automotive, Inc. Class A	1,299,789	34,574
Total		63,021

Savings & Loan 0.16%
KNBT Bancorp, Inc.	461,270	6,785

Services: Commercial 1.42%
Rollins, Inc.	1,067,120	28,343
Waste Connections, Inc.*	1,052,218	32,008
Total		60,351

Shipping 0.73%
Kirby Corp.*	812,600	31,106

Steel 0.36%
Carpenter Technology Corp.	129,940	15,182

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2007

		Value
Investments	Shares	(000)
Textiles Apparel Manufacturers 0.38%
Oxford Industries, Inc.	12,500	$453
Quiksilver, Inc.*	1,176,100	15,748
Total		16,201

Truckers 1.18%
Heartland Express, Inc.	2,396,714	37,317
Knight Transportation, Inc.	700,000	12,873
Total		50,190

Utilities: Electrical 7.28%
Avista Corp.	2,023,500	39,600
Black Hills Corp.(b)	2,335,078	96,182
IDACORP, Inc.	1,750,600	56,842
MGE Energy, Inc.	494,790	16,298
PNM Resources, Inc.(b)	4,375,800	101,169
Total		310,091

Utilities: Gas Distributors 3.41%
New Jersey Resources Corp.	751,100	36,789
Nicor, Inc.	1,312,380	54,542
Piedmont Natural Gas Co., Inc.	2,044,700	53,980
Total		145,311

Wholesale & International Trade 1.10%
Central Euro Distribution Corp.*	1,071,118	46,979

Total Common Stocks
(cost $3,485,224,173)		4,023,727

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 5.69%

Repurchase Agreement

Repurchase Agreement dated 8/31/2007, 4.68% due 9/4/2007 with State Street Bank & Trust Co. collateralized by $35,805,000 of Federal Farm Credit Bank at 5.25% due 9/13/2010, $88,020,000 of Federal Home Loan Bank at 5.00% to 5.40% due from 6/10/2011 to 5/29/2012, $66,290,000 of Federal Home Loan Mortgage Corp. at 4.75% to 5.75% due from 12/8/2010 to 4/10/2019, and $52,660,000 of Federal National Mortgage Assoc. at Zero Coupon to 5.68% due from 11/14/2007 to 2/23/2017; value: $247,342,087; proceeds: $242,613,944

(cost $242,487,851)	$242,488	$242,488

Total Investments in Securities 100.12%
(cost $3,727,712,024)		4,266,215
Liabilities in Excess of Other Assets (0.12%)		(5,314)
Net Assets 100.00%		$4,260,901

* Non-income producing security.
(a) Foreign security traded in U.S. dollars.
(b) Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.	4

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds: Lord Abbett America’s Value Fund (“America’s Value Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”), Lord Abbett Large-Cap Core Fund (“Large Cap Core Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”) (collectively, the “Funds”).

America’s Value Fund’s investment objective is to seek current income and capital appreciation.  Growth Opportunities Fund’s investment objective is capital appreciation.  Large Cap Core Fund’s investment objective is to seek growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is to seek long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)     Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)    Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)     Foreign Transactions–The books and records of America’s Value Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned and recorded.

(d)    Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of August 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	America’s Value Fund	Growth Opportunities Fund
Tax cost	$1,424,898,847	$684,541,067
Gross unrealized gain	170,587,826	129,033,377
Gross unrealized loss	(39,533,230)	(7,141,339)
Net unrealized security gain	$ 131,054,596	$121,892,038

	Large Cap Core Fund	Small Cap Value Fund
Tax cost	$943,377,400	$3,729,504,504
Gross unrealized gain	179,019,867	638,812,083
Gross unrealized loss	(16,103,266)	(102,101,617)
Net unrealized security gain	$162,916,601	$536,710,466

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization, wash sales, and other temporary tax adjustments.

Notes to Schedule of Investments (unaudited)(continued)

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year.  Small Cap Value Fund had the following transactions with affiliated issuers during the period ended August 31, 2007:

Affiliated Issuer	Balance of Shares Held at 11/30/2006	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2007	Value at 8/31/2007	Net Realized Gain (Loss) 12/1/2006 to 8/31/2007(b)	Dividend Income 12/1/2006 to 8/31/2007(b)
Abaxis, Inc.	882,001(c)	273,480	-	1,155,481	$22,462,551	$-	$-
AMCOL International, Corp.(a)	1,584,348	58,400	(915,650)	727,098	-	290,092	221,809
ANADIGICS, Inc.	3,060,000	874,420	(517,900)	3,416,520	56,235,919	3,685,780	-
Anaren, Inc.	1,369,777	695,169	(170,800)	1,894,146	26,688,517	273,668	-
Anixter International Inc. (a)	2,546,005	63,800	(846,900)	1,762,905	-	34,360,515	-
Avista Corp. (a)	3,014,000	-	(990,500)	2,023,500	-	2,262,720	387,890
Benihana, Inc. Class A(a)	392,246	60,352	(126,397)	326,201	-	84,814	-
Black Hills Corp.	2,093,978	241,100	-	2,335,078	96,181,863	-	1,522,947
Bristow Group Inc.	103,300	1,366,860	(80,100)	1,390,060	60,259,101	-	-
Commercial Vehicle Group, Inc. (a)	1,143,900	-	(878,000)	265,900	-	208,374	-
Comtech Telecommunications Corp. (a)	1,495,477	113,420	(1,153,088)	455,809	-	3,814,563	-
Curtiss-Wright Corp.	2,509,545	148,200	(60,000)	2,597,745	118,457,172	1,124,830	316,871
Financial Federal Corp.	2,300,039	175,052	-	2,475,091	75,515,026	-	1,061,275
Frontier Airlines Holdings (a)	2,409,400	-	(2,409,400)	-	-	(1,571,741)	-
Hexcel Corp.	4,725,129	339,100	(112,500)	4,951,729	107,898,175	2,073,396	-
Kensey Nash Corp. (a)	730,400	16,340	(401,645)	345,095	-	(437,698)	-
Koppers Holdings Inc. (a)	20,200(c)	1,101,350	(97,600)	1,023,950	-	571,026	187,230
LSI Industries, Inc. (a)	1,453,070	-	(1,453,070)	-	-	1,156,951	318,580
NCI Building Systems, Inc. (a)	696,729	588,300	(398,800)	886,229	-	1,972,231	-
Plexus Corp. (a)	2,951,500(c)	1,125,200	(1,838,700)	2,238,000	-	(2,998,417)	-
PNM Resources, Inc.	4,055,600	355,800	(35,600)	4,375,800	101,168,496	174,643	2,806,039
Quanex Corp.	2,686,050	302,472	(65,000)	2,923,522	126,617,738	2,160,252	1,141,161
Rogers Corp.	1,260,080	541,355	-	1,801,435	74,201,108	-	-
Ruby Tuesday, Inc. (a)	3,127,100	-	(1,182,700)	1,944,400	-	1,172,505	781,775
Rush Enterprises, Inc. Class A(a)	1,206,231	-	(680,300)	525,931	-	3,154,947	-
ScanSource, Inc.	1,371,817	403,200	(11,518)	1,763,499	48,848,922	119,323	-
SonoSite, Inc.	-(c)	860,000	-	860,000	25,077,600	-	-
Susser Holdings Corp.	338,779(c)	780,599	-	1,119,378	18,771,969	-	-
Williams Scotsman International, Inc.(a)	1,908,192(c)	620,292	(936,300)	1,592,184	-	3,122,136	-
Total					$958,384,157	$56,774,910	$8,745,577

(a) No longer an affiliated issuer as of August 31, 2007.

(b) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(c) Not an affiliated issuer as of November 30, 2006.

Notes to Schedule of Investments (unaudited)(concluded)

5.   INVESTMENT RISKS

America’s Value Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.  The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.  The Fund may invest up to 20% of its assets in foreign securities, which present increased market, liquidity, currency, political and other risks.

Growth Opportunities Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Large Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of particular value stocks for a long time.  Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.  Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks.  The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks.  Also, if a Fund’s assessment of a company’s potential for growth or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 22, 2007